For Internal Use Only
SEC File No. 91-01856

Submit 1 Original
And 9 Copies

[redacted]

Estimate

07053524

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

DIVISION OF MARKET REGULATION

4. Name of Underlying Instrument:

Fund	**Underlying Index**
SPDR S&P World ex-US ETF	S&P/Citigroup BMI World Ex US Index
SPDR S&P International Small Cap ETF	S&P/Citigroup World Ex US Cap Range < 2 Billion USD Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

6. Ticker Symbol(s) on New Derivative Product:

Fund	**Ticker**
SPDR S&P World ex-US ETF	GWL
SPDR S&P International Small Cap ETF	GWX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
For the funds, the non-US component stocks are listed on exchanges that have last sale reporting: Xetra, Vienna, Toronto, Tokyo, Swx Swiss Exchange, Swiss Virt-X, Singapore, Seoul, Reykjavik, Oslo, Osaka, Omx Exchanges, Nzse National, Nyse, Nasdaq Stock Market Nagoya, Luxembourg, London, Ljubijana, Jasdaq, Italy Continuous, Irish, Hong Kong, Helsinki, Fukuoka, Frankfurt, Euronext Portugal, Euronext Netherlands, Euronext France, Euronext Belgium, Copenhagen, Cats, Athens, Asx National, and Amex

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title: Vice President

Telephone Number: (212) 306-1302

Manual Signature of Official Responsible for Form:

Date: April 30, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 1

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

April 30, 2007

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 01 2007
DIVISION OF MARKET REGULATION

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the SPDR S&P World ex-US ETF (GWL) and SPDR S&P International Small Cap ETF(GWX), listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 1 2007

END